Income Tax (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ 3,215	$ 1,306	$ (1,615)
Tax effect of:
State and local income tax	(4)	9	17
Prior year tax	(4)	59	(26)
Tax credits	(138)	(82)	(87)
Foreign tax rate differential	(41)	37	(130)
Change in valuation allowance	16	7	20
Other, net	(5)	16	3
Provision for income tax expense (benefit)	2,793	1,110	(2,106)
Net Investment Income [Member]
Income Tax [Line Items]
Tax-exempt investment income	$ (246)	$ (242)	$ (288)